Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guardian Variable Products Trust
Entity Central Index Key	0001668512
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000223917
Shareholder Report [Line Items]
Fund Name	Guardian Core Fixed Income VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Core Fixed Income VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$25	0.51%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 401,207,789
Holdings Count | Holding	226
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$401,207,789
Total # of Portfolio Holdings	226
Portfolio Turnover Rate	122%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	26.1
Asset-Backed Securities	20.5
U.S. Government Securities	18.8
Agency Mortgage-Backed Securities	15.6
Non-Agency Mortgage-Backed Securities	9.1
Exchange-Traded Funds	4.0
Senior Secured Loans	3.2
Commercial Paper	1.6
Cash/Other Assets and Liabilities	1.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 5/15/2044	8.3
U.S. Treasury Notes, 4.500%, due 5/31/2029	5.3
U.S. Treasury Bonds, 4.625%, due 5/15/2054	4.8
iShares MBS ETF	2.0
Vanguard Mortgage-Backed Securities ETF	2.0
Federal National Mortgage Association, 3.000%, due 5/1/2052	1.9
Florida Power & Light Co., 5.376%, due 7/1/2024	1.6
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.4
Federal National Mortgage Association, 4.000%, due 10/1/2052	1.1
Federal National Mortgage Association, 4.500%, due 10/1/2053	1.1
Total	29.5

C000169892
Shareholder Report [Line Items]
Fund Name	Guardian Core Plus Fixed Income VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Core Plus Fixed Income VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$40	0.81%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 200,155,306
Holdings Count | Holding	418
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$200,155,306
Total # of Portfolio Holdings	418
Portfolio Turnover Rate	70%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	43.8
Agency Mortgage-Backed Securities	27.3
Asset-Backed Securities	18.9
U.S. Government Securities	9.8
Non-Agency Mortgage-Backed Securities	8.7
Foreign Government	2.9
U.S. Treasury Bills	1.5
Cash/Other Assets and Liabilities	(12.9)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.250%, due 6/30/2029	2.3
U.S. Treasury Bonds, 3.875%, due 2/15/2043	1.9
U.S. Treasury Bonds, 4.250%, due 2/15/2054	1.9
U.S. Treasury Bonds, 4.375%, due 8/15/2043	1.6
U.S. Treasury Bills, 5.348%, due 7/5/2024	1.5
U.S. Treasury Bonds, 4.500%, due 2/15/2044	1.5
Federal National Mortgage Association, 2.500%, due 8/1/2050	1.4
Uniform Mortgage-Backed Security, 6.000%, due 8/1/2039	1.3
Japan Finance Organization for Municipalities, 5.000%, due 4/23/2029	1.2
Federal National Mortgage Association, 2.500%, due 9/1/2050	1.0
Total	15.6

C000169895
Shareholder Report [Line Items]
Fund Name	Guardian Diversified Research VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Diversified Research VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$52	0.96%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 132,166,877
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$132,166,877
Total # of Portfolio Holdings	130
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	30.5
Health Care	12.1
Financials	11.5
Consumer Discretionary	10.8
Communication Services	9.6
Industrials	7.2
Consumer Staples	6.3
Energy	4.3
Materials	3.5
Utilities	2.6
Real Estate	1.0
Cash/Other Assets and Liabilities	0.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.7
Apple, Inc.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.5
Alphabet, Inc., Class A	4.2
Meta Platforms, Inc., Class A	2.8
Advanced Micro Devices, Inc.	2.5
Oracle Corp.	2.3
Broadcom, Inc.	1.9
Exxon Mobil Corp.	1.9
Total	39.4

C000200218
Shareholder Report [Line Items]
Fund Name	Guardian Global Utilities VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Global Utilities VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$53	1.04%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 53,495,943
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$53,495,943
Total # of Portfolio Holdings	25
Portfolio Turnover Rate	17%

Holdings [Text Block]

Geographic Region/Country Allocation

(% of Total Net Assets)

North America	63.8
Europe	20.8
Asia-Pacific	7.1
United Kingdom	4.8
South America	2.6
Cash/Other Assets and Liabilities	0.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Vistra Corp.	8.2
American Electric Power Co., Inc.	7.4
Sempra	6.9
Atmos Energy Corp.	5.0
Iberdrola SA	4.8
National Grid PLC	4.8
PG&E Corp.	4.8
Engie SA	4.7
NextEra Energy, Inc.	4.7
Duke Energy Corp.	4.6
Total	55.9

C000169897
Shareholder Report [Line Items]
Fund Name	Guardian Growth & Income VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Growth & Income VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$50	0.96%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
AssetsNet	$ 124,786,938
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$124,786,938
Total # of Portfolio Holdings	70
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	21.0
Health Care	18.6
Industrials	18.2
Information Technology	10.6
Energy	9.0
Communication Services	6.2
Consumer Staples	6.2
Consumer Discretionary	4.8
Materials	3.5
Real Estate	0.6
Cash/Other Assets and Liabilities	1.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Berkshire Hathaway, Inc., Class B	3.9
Elevance Health, Inc.	3.7
JPMorgan Chase & Co.	3.7
Regeneron Pharmaceuticals, Inc.	3.6
Wells Fargo & Co.	3.6
QUALCOMM, Inc.	3.2
Philip Morris International, Inc.	3.0
Walmart, Inc.	2.7
Cencora, Inc.	2.6
Comcast Corp., Class A	2.5
Total	32.5

C000219765
Shareholder Report [Line Items]
Fund Name	Guardian All Cap Core VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian All Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$42	0.80%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 180,040,588
Holdings Count | Holding	191
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$180,040,588
Total # of Portfolio Holdings	191
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	26.9
Financials	13.3
Health Care	12.6
Industrials	11.5
Communication Services	9.7
Consumer Discretionary	9.5
Consumer Staples	4.7
Energy	4.1
Materials	2.8
Utilities	2.2
Real Estate	2.0
Cash/Other Assets and Liabilities	0.7
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.7
NVIDIA Corp.	4.5
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	4.1
Apple, Inc.	3.6
Meta Platforms, Inc., Class A	2.5
JPMorgan Chase & Co.	1.7
Visa, Inc., Class A	1.6
Exxon Mobil Corp.	1.6
Johnson & Johnson	1.6
Total	33.3

C000219766
Shareholder Report [Line Items]
Fund Name	Guardian Balanced Allocation VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Balanced Allocation VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$46	0.88%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 223,917,915
Holdings Count | Holding	477
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$223,917,915
Total # of Portfolio Holdings	477
Portfolio Turnover Rate	43%

Holdings [Text Block]

Portfolio Compositions

(% of Total Net Assets)

Value	Value
Equities	65.8
Fixed Income	34.3
Cash/Other Assets and Liabilities	(0.1)

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Apple, Inc.	4.1
Microsoft Corp.	3.9
Amazon.com, Inc.	3.6
Alphabet, Inc., Class A	3.4
NVIDIA Corp.	3.4
Eli Lilly & Co.	1.4
Exxon Mobil Corp.	1.3
Adobe, Inc.	1.2
TJX Cos., Inc.	1.0
Advanced Micro Devices, Inc.	1.0
Total	24.3

C000223918
Shareholder Report [Line Items]
Fund Name	Guardian Equity Income VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Equity Income VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$30	0.59%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 130,451,475
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$130,451,475
Total # of Portfolio Holdings	73
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	18.8
Health Care	16.1
Industrials	12.3
Energy	9.4
Consumer Staples	9.3
Information Technology	9.1
Utilities	7.8
Real Estate	5.5
Consumer Discretionary	4.5
Materials	4.3
Communication Services	1.6
Cash/Other Assets and Liabilities	1.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	3.6
Pfizer, Inc.	3.0
UnitedHealth Group, Inc.	2.9
Johnson & Johnson	2.5
EOG Resources, Inc.	2.2
ConocoPhillips	2.2
Philip Morris International, Inc.	2.1
Cisco Systems, Inc.	2.0
Unilever PLC	1.9
Merck & Co., Inc.	1.9
Total	24.3

C000219767
Shareholder Report [Line Items]
Fund Name	Guardian Select Mid Cap Core VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Select Mid Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$45	0.89%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 199,822,152
Holdings Count | Holding	203
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$199,822,152
Total # of Portfolio Holdings	203
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	22.0
Financials	16.2
Consumer Discretionary	14.4
Information Technology	9.5
Health Care	7.4
Real Estate	7.4
Materials	6.8
Energy	5.6
Consumer Staples	5.1
Utilities	2.5
Communication Services	1.5
U.S. Treasury Bills	0.1
Cash/Other Assets and Liabilities	1.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Bancorp, Inc.	2.0
Carlisle Cos., Inc.	1.5
KBR, Inc.	1.3
CACI International, Inc., Class A	1.3
Baldwin Insurance Group, Inc., Class A	1.2
XPO, Inc.	1.2
Popular, Inc.	1.1
HEICO Corp., Class A	1.1
Kirby Corp.	1.1
Reliance, Inc.	1.0
Total	12.8

C000219768
Shareholder Report [Line Items]
Fund Name	Guardian Small-Mid Cap Core VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Small-Mid Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$48	0.96%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 256,477,470
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$256,477,470
Total # of Portfolio Holdings	79
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	20.7
Information Technology	18.0
Financials	17.0
Health Care	12.0
Consumer Discretionary	10.9
Real Estate	8.8
Materials	8.5
Consumer Staples	2.7
Communication Services	0.7
Cash/Other Assets and Liabilities	0.7
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Burlington Stores, Inc.	2.2
Ashland, Inc.	2.1
Teledyne Technologies, Inc.	2.0
Atkore, Inc.	2.0
Melrose Industries PLC	1.9
Marvell Technology, Inc.	1.9
Regal Rexnord Corp.	1.9
Sun Communities, Inc.	1.8
Okta, Inc.	1.8
HealthEquity, Inc.	1.8
Total	19.4

C000219769
Shareholder Report [Line Items]
Fund Name	Guardian Strategic Large Cap Core VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Strategic Large Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$46	0.86%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 243,812,836
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$243,812,836
Total # of Portfolio Holdings	78
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	32.0
Health Care	15.0
Financials	13.8
Communication Services	10.2
Consumer Discretionary	7.0
Industrials	6.8
Consumer Staples	6.5
Utilities	3.4
Energy	2.6
Real Estate	1.1
Materials	0.5
Cash/Other Assets and Liabilities	1.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	9.1
Alphabet, Inc., Class C	5.2
Apple, Inc.	4.3
Broadcom, Inc.	4.1
Merck & Co., Inc.	2.5
UnitedHealth Group, Inc.	2.3
AbbVie, Inc.	2.2
Visa, Inc., Class A	2.0
Shell PLC	1.9
NVIDIA Corp.	1.9
Total	35.5

C000169894
Shareholder Report [Line Items]
Fund Name	Guardian Integrated Research VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Integrated Research VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$45	0.84%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
AssetsNet	$ 322,708,236
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$322,708,236
Total # of Portfolio Holdings	71
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	32.2
Health Care	12.5
Financials	12.2
Consumer Discretionary	10.5
Communication Services	9.7
Industrials	9.2
Consumer Staples	4.4
Energy	3.4
Utilities	2.3
Real Estate	1.6
Materials	1.6
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.6
Apple, Inc.	7.4
NVIDIA Corp.	7.1
Amazon.com, Inc.	5.1
Alphabet, Inc., Class A	4.7
Meta Platforms, Inc., Class A	3.1
Eli Lilly & Co.	2.6
Broadcom, Inc.	2.5
JPMorgan Chase & Co.	2.4
Procter & Gamble Co.	2.0
Total	44.5

C000169891
Shareholder Report [Line Items]
Fund Name	Guardian International Equity VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian International Equity VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$56	1.10%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 260,275,590
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$260,275,590
Total # of Portfolio Holdings	99
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Top Ten Holdings

(% of Total Net Assets)

SAP SE (Germany)	3.6
Novo Nordisk AS, Class B (Denmark)	3.5
ASML Holding NV (Netherlands)	2.8
Shell PLC (United Kingdom)	2.7
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.5
Unilever PLC (United Kingdom)	2.4
AstraZeneca PLC (United Kingdom)	2.1
GSK PLC (United Kingdom)	2.0
Schneider Electric SE (France)	1.9
Siemens AG, Reg S (Germany)	1.8
Total	25.3
Industrials	18.4
Financials	18.0
Health Care	16.4
Information Technology	12.9
Consumer Discretionary	11.6
Consumer Staples	7.9
Communication Services	4.2
Energy	3.9
Materials	3.4
Utilities	2.1
Real Estate	0.6
Cash/Other Assets and Liabilities	0.6
Total	100.0

Material Fund Change [Text Block]
C000169900
Shareholder Report [Line Items]
Fund Name	Guardian International Growth VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian International Growth VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$61	1.18%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
AssetsNet	$ 93,182,460
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$93,182,460
Total # of Portfolio Holdings	64
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Top Ten Holdings

(% of Total Net Assets)

ASML Holding NV (Netherlands)	6.3
Novo Nordisk AS, Class B (Denmark)	6.0
Nestle SA, Reg S (Switzerland)	3.6
Safran SA (France)	3.3
LVMH Moet Hennessy Louis Vuitton SE (France)	3.1
Recruit Holdings Co. Ltd. (Japan)	3.0
RELX PLC (United Kingdom)	2.8
InterContinental Hotels Group PLC (United Kingdom)	2.6
Air Liquide SA (France)	2.6
Keyence Corp. (Japan)	2.5
Total	35.8
Industrials	24.3
Consumer Discretionary	16.6
Information Technology	16.0
Health Care	14.0
Financials	12.6
Materials	6.4
Consumer Staples	6.1
Communication Services	1.1
Utilities	1.0
Real Estate	0.8
Cash/Other Assets and Liabilities	1.1
Total	100.0

Material Fund Change [Text Block]
C000169893
Shareholder Report [Line Items]
Fund Name	Guardian Large Cap Disciplined Growth VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Large Cap Disciplined Growth VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$47	0.87%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
AssetsNet	$ 433,597,501
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$433,597,501
Total # of Portfolio Holdings	68
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	47.4
Communication Services	13.4
Consumer Discretionary	12.3
Health Care	9.6
Financials	7.1
Industrials	4.5
Consumer Staples	2.7
Materials	1.0
Real Estate	0.7
Utilities	0.4
Energy	0.4
Cash/Other Assets and Liabilities	0.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	9.0
Microsoft Corp.	8.0
Apple, Inc.	7.9
Amazon.com, Inc.	5.0
Alphabet, Inc., Class A	4.9
Meta Platforms, Inc., Class A	4.7
Broadcom, Inc.	4.0
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	2.8
Netflix, Inc.	2.3
Total	52.5

C000169896
Shareholder Report [Line Items]
Fund Name	Guardian Large Cap Disciplined Value VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Large Cap Disciplined Value VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$51	0.97%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
AssetsNet	$ 116,224,392
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$116,224,392
Total # of Portfolio Holdings	89
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	23.5
Information Technology	14.2
Industrials	13.2
Health Care	12.9
Energy	9.9
Consumer Staples	8.0
Communication Services	6.3
Consumer Discretionary	6.2
Materials	2.5
Utilities	1.3
Real Estate	0.7
Cash/Other Assets and Liabilities	1.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.4
Alphabet, Inc., Class A	3.6
Berkshire Hathaway, Inc., Class B	3.5
Oracle Corp.	2.7
Morgan Stanley	2.2
Wells Fargo & Co.	1.9
Walmart, Inc.	1.8
UnitedHealth Group, Inc.	1.8
Philip Morris International, Inc.	1.8
AutoZone, Inc.	1.7
Total	25.4

C000169890
Shareholder Report [Line Items]
Fund Name	Guardian Large Cap Fundamental Growth VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Large Cap Fundamental Growth VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$54	0.97%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.97%
AssetsNet	$ 232,002,875
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$232,002,875
Total # of Portfolio Holdings	124
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	44.2
Health Care	14.7
Industrials	12.3
Communication Services	10.8
Consumer Discretionary	9.0
Financials	5.6
Energy	2.4
Consumer Staples	0.6
Materials	0.2
Cash/Other Assets and Liabilities	0.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	12.7
Apple, Inc.	12.2
Alphabet, Inc., Class A	5.0
Amazon.com, Inc.	4.9
NVIDIA Corp.	4.7
Uber Technologies, Inc.	4.0
Eli Lilly & Co.	2.8
Boston Scientific Corp.	2.5
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3
Netflix, Inc.	1.9
Total	53.0

C000169899
Shareholder Report [Line Items]
Fund Name	Guardian Mid Cap Relative Value VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Mid Cap Relative Value VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$55	1.08%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
AssetsNet	$ 132,557,861
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$132,557,861
Total # of Portfolio Holdings	66
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	22.0
Financials	19.8
Materials	9.7
Real Estate	9.1
Health Care	9.0
Consumer Staples	7.3
Utilities	6.3
Energy	5.8
Consumer Discretionary	5.6
Information Technology	4.5
Cash/Other Assets and Liabilities	0.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

AerCap Holdings NV	3.7
CBRE Group, Inc., Class A	3.3
Arch Capital Group Ltd.	3.3
Carlisle Cos., Inc.	3.1
Keurig Dr Pepper, Inc.	3.0
Jacobs Solutions, Inc.	2.9
Republic Services, Inc.	2.8
L3Harris Technologies, Inc.	2.7
Vulcan Materials Co.	2.7
Allstate Corp.	2.6
Total	30.1

C000169898
Shareholder Report [Line Items]
Fund Name	Guardian Mid Cap Traditional Growth VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Mid Cap Traditional Growth VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$56	1.09%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 61,975,832
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$61,975,832
Total # of Portfolio Holdings	76
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	27.7
Information Technology	25.9
Health Care	17.0
Financials	12.8
Consumer Discretionary	6.7
Utilities	4.2
Communication Services	2.5
Real Estate	1.4
Materials	1.3
Consumer Staples	0.7
Cash/Other Assets and Liabilities	(0.2)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Constellation Software, Inc.	5.1
GoDaddy, Inc., Class A	4.2
Boston Scientific Corp.	3.9
Intact Financial Corp.	2.8
SS&C Technologies Holdings, Inc.	2.8
Teleflex, Inc.	2.8
NXP Semiconductors NV	2.6
WEX, Inc.	2.5
Flex Ltd.	2.4
W.R. Berkley Corp.	2.4
Total	31.5

C000200219
Shareholder Report [Line Items]
Fund Name	Guardian Multi-Sector Bond VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Multi-Sector Bond VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$46	0.92%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 203,184,182
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$203,184,182
Total # of Portfolio Holdings	232
Portfolio Turnover Rate	99%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	28.9
Asset-Backed Securities	20.1
Agency Mortgage-Backed Securities	17.6
Non-Agency Mortgage-Backed Securities	14.1
U.S. Government Securities	9.1
Senior Secured Loans	3.9
Exchange-Traded Funds	3.6
Commercial Paper	2.0
Cash/Other Assets and Liabilities	0.7
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 5/15/2044	6.6
U.S. Treasury Bonds, 4.625%, due 5/15/2054	2.5
Federal National Mortgage Association, 3.500%, due 6/1/2052	2.0
Florida Power & Light Co., 5.376%, due 7/1/2024	2.0
iShares MBS ETF	1.8
Vanguard Mortgage-Backed Securities ETF	1.8
Federal Home Loan Mortgage Corp., 4.000%, due 6/1/2052	1.8
Federal National Mortgage Association, 3.000%, due 3/1/2052	1.6
Federal Home Loan Mortgage Corp., 2.500%, due 9/1/2052	1.4
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.2
Total	22.7

C000223919
Shareholder Report [Line Items]
Fund Name	Guardian Short Duration Bond VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Short Duration Bond VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$25	0.49%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 162,757,163
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$162,757,163
Total # of Portfolio Holdings	169
Portfolio Turnover Rate	106%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	30.4
Asset-Backed Securities	25.0
U.S. Treasury Bills	14.3
U.S. Government Securities	13.2
Non-Agency Mortgage-Backed Securities	8.9
Senior Secured Loans	3.8
U.S. Government Agencies	2.4
Commercial Paper	1.1
Cash/Other Assets and Liabilities	0.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bills, 5.419%, due 11/29/2024	14.3
U.S. Treasury Notes, 4.875%, due 5/31/2026	13.2
Federal Farm Credit Banks Funding Corp., 2.640%, due 4/8/2026	2.4
American Express Credit Account Master Trust, Class A, 3.750%, due 8/15/2027	1.2
Florida Power & Light Co., 5.376%, due 7/1/2024	1.1
Toyota Auto Loan Extended Note Trust, Class A, 1.070%, due 2/27/2034	1.0
Midocean Credit CLO VIII, Class A2, 6.887%, due 2/20/2031	0.9
AT&T, Inc., 1.700%, due 3/25/2026	0.9
Wells Fargo Commercial Mortgage Trust, Class A4, 3.718%, due 12/15/2048	0.8
KKR CLO 38 Ltd., Class A1, 6.649%, due 4/15/2033	0.8
Total	36.6

C000200216
Shareholder Report [Line Items]
Fund Name	Guardian Small Cap Core VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Small Cap Core VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Small Cap Core VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$52	1.05%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 209,998,411
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$209,998,411
Total # of Portfolio Holdings	96
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	17.9
Financials	16.8
Health Care	12.7
Consumer Discretionary	12.0
Information Technology	10.3
Energy	8.4
Materials	7.1
Real Estate	6.1
Communication Services	3.8
Utilities	2.5
Consumer Staples	0.9
Cash/Other Assets and Liabilities	1.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Murphy USA, Inc.	2.4
Wintrust Financial Corp.	1.8
Century Communities, Inc.	1.7
Everi Holdings, Inc.	1.7
Matador Resources Co.	1.7
Euronet Worldwide, Inc.	1.6
HealthEquity, Inc.	1.5
OneMain Holdings, Inc.	1.5
Home Bancshares, Inc.	1.5
ICF International, Inc.	1.5
Total	16.9

C000200220
Shareholder Report [Line Items]
Fund Name	Guardian Total Return Bond VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian Total Return Bond VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$39	0.79%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 240,692,840
Holdings Count | Holding	230
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$240,692,840
Total # of Portfolio Holdings	230
Portfolio Turnover Rate	114%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	29.5
Asset-Backed Securities	21.6
Agency Mortgage-Backed Securities	16.7
U.S. Government Securities	14.0
Non-Agency Mortgage-Backed Securities	9.3
Exchange-Traded Funds	3.6
Senior Secured Loans	3.4
Commercial Paper	1.8
Cash/Other Assets and Liabilities	0.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 5/15/2044	7.9
U.S. Treasury Bonds, 4.625%, due 5/15/2054	3.8
U.S. Treasury Notes, 4.500%, due 5/31/2029	2.3
iShares MBS ETF	1.8
Florida Power & Light Co., 5.376%, due 7/1/2024	1.8
Vanguard Mortgage-Backed Securities ETF	1.8
Federal National Mortgage Association, 3.000%, due 5/1/2052	1.6
Federal National Mortgage Association, 3.500%, due 6/1/2052	1.5
Octagon Loan Funding Ltd., Class CRR, 7.787%, due 11/18/2031	1.3
Federal Home Loan Mortgage Corp., 3.500%, due 6/1/2052	1.3
Total	25.1

C000200221
Shareholder Report [Line Items]
Fund Name	Guardian U.S. Government Securities VIP Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian U.S. Government Securities VIP Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342).
Additional Information Phone Number	1-888-GUARDIAN (1-888-482-7342)
Additional Information Email	GIAC_CRU@glic.com
Additional Information Website	https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Guardian U.S. Government Securities VIP Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
	$37	0.75%

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

*Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 173,786,348
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2024)

FUND STATISTICS
Total Net Assets	$173,786,348
Total # of Portfolio Holdings	65
Portfolio Turnover Rate	146%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Agency Mortgage-Backed Securities	49.7
U.S. Government Securities	28.8
Exchange-Traded Funds	9.2
Asset-Backed Securities	4.3
U.S. Government Agencies	4.0
Non-Agency Mortgage-Backed Securities	2.1
Cash/Other Assets and Liabilities	1.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.500%, due 5/31/2029	12.9
U.S. Treasury Notes, 4.875%, due 5/31/2026	11.8
Vanguard Mortgage-Backed Securities ETF	4.6
iShares MBS ETF	4.6
U.S. Treasury Notes, 4.375%, due 5/15/2034	4.1
Federal Home Loan Bank Discount Notes, 5.289%, due 7/1/2024	4.0
Fannie Mae ACES, Class A2, 3.610%, due 2/25/2031	3.8
Federal National Mortgage Association, 2.500%, due 7/1/2052	3.4
Federal National Mortgage Association, 3.000%, due 11/1/2052	2.1
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 3.590%, due 1/25/2025	2.1
Total	53.4